SoFi Social 50 ETF

Schedule of Investments

May 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Consumer Discretionary Products - 15.1%
Ford Motor Co.	22,334	$389,505
Lucid Group, Inc.(a)(b)	16,105	105,488
Nike, Inc. - Class B	7,526	347,927
NIO, Inc. - Class A, ADR(a)(b)	60,364	338,038
Rivian Automotive, Inc. - Class A(a)(b)	69,375	1,130,813
Tesla, Inc.(a)	9,881	4,306,041
		6,617,812

Consumer Discretionary Services - 0.5%
AMC Entertainment Holdings, Inc. - Class A(a)	53,205	92,045
Starbucks Corp.	1,420	140,807
		232,852

Consumer Staple Products - 1.1%
Coca-Cola Co.	5,499	434,476
Tilray Brands, Inc.(a)(b)	9,047	49,849
		484,325

Financial Services - 3.7%
Coinbase Global, Inc. - Class A(a)	2,177	411,518
Klarna Group PLC(a)	7,370	134,797
Paypal Holdings, Inc.	5,154	230,642
Robinhood Markets, Inc. - Class A(a)	9,091	857,281
		1,634,238

Health Care - 5.0%
Eli Lilly & Co.	647	714,935
Johnson & Johnson	945	212,937
Pfizer, Inc.	13,226	346,257
UnitedHealth Group, Inc.	2,389	908,560
		2,182,689

Industrial Products - 4.2%
Boeing Co.(a)	817	188,850
Rocket Lab Corp.(a)	11,353	1,628,928
		1,817,778

Industrial Services - 0.5%
Delta Air Lines, Inc.(b)	2,662	219,562

Insurance - 3.7%
Berkshire Hathaway, Inc. - Class B(a)	3,372	$1,599,947

Media - 10.5%
Alphabet, Inc. - Class A	4,205	1,599,330
Meta Platforms, Inc. - Class A	2,300	1,454,773
Netflix, Inc.(a)	7,650	658,053
Reddit, Inc. - Class A(a)	2,585	454,960
Walt Disney Co.	4,303	438,174
		4,605,290

Oil & Gas - 1.7%
Chevron Corp.	1,874	341,930
Exxon Mobil Corp.	2,669	387,699
		729,629

Real Estate - 1.1%
Realty Income Corp. - REIT	7,870	482,274

Retail & Wholesale - Discretionary - 7.0%
Amazon.com, Inc.(a)	9,803	2,653,084
GameStop Corp. - Class A(a)(b)	18,548	392,846
		3,045,930

Retail & Wholesale - Staples - 4.8%
Costco Wholesale Corp.	1,221	1,167,667
Target Corp.	1,535	195,052
Walmart, Inc.	6,192	716,724
		2,079,443

Software & Tech Services - 11.0%
Figma, Inc. - Class A(a)	6,014	153,357
Microsoft Corp.	3,968	1,786,552
Oracle Corp.	1,947	439,594
Palantir Technologies, Inc. - Class A(a)	11,632	1,820,873
Shopify, Inc. - Class A(a)	3,374	400,528
SoundHound AI, Inc. - Class A(a)(b)	23,440	210,960
		4,811,864

Tech Hardware & Semiconductors - 29.0%(c)
Advanced Micro Devices, Inc.(a)	4,565	2,355,996
Apple, Inc.	5,963	1,860,814
Broadcom, Inc.	2,249	1,004,786
Intel Corp.(a)	8,035	921,454
Micron Technology, Inc.	2,193	2,129,403
NVIDIA Corp.	15,193	3,207,850

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,904	$1,215,179
		12,695,482

Telecommunications - 0.8%
AT&T, Inc.	6,775	168,020
Verizon Communications, Inc.	4,003	191,383
		359,403

TOTAL COMMON STOCKS (Cost $28,941,830)		43,598,518

SHORT-TERM INVESTMENTS - 5.1%
Investments Purchased with Proceeds from Securities Lending - 4.9%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%	2,126,757	2,126,757

Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(d)	95,764	95,764

TOTAL SHORT-TERM INVESTMENTS (Cost $2,222,521)		2,222,521

TOTAL INVESTMENTS - 104.8% (Cost $31,164,351)		$45,821,039
Liabilities in Excess of Other Assets - (4.8)%		(2,108,461)
TOTAL NET ASSETS - 100.0%		$43,712,578

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2026. The total market value of these securities was $2,135,920 which represented 4.9% of net assets.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.